UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2004
                                               -------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Eminence Capital, LLC
Address:   65 East 55th Street
           25th Floor
           New York, New York 10022


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler            New York, New York      August 17, 2004
----------------------------------    ------------------      ----------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               81
                                                 -------------

Form 13F Information Table Value Total:            $1,783,792
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None


                                      Title                 Value               SH/  Put/ Investment   Other       Voting Authority
             Name of Issuer         Of Class      Cusip   (X $1,000)    Shares  PRN  Call Discretion Managers   Sole    Shared None
  1 Albertsons Inc                 COM          013104104     2,654     100,000 SHARES       SOLE             100,000
  2 Allergan Inc                   COM          018490102     6,714      75,000 SHARES       SOLE              75,000
  3 American Italian Pasta Co      CL A         027070101     2,286      75,000 SHARES       SOLE              75,000
  4 AmerisourceBergen Corp         COM          03073E105     2,989      50,000 SHARES       SOLE              50,000
  5 Anthem Inc                     COM          03674B104    82,843     925,000 SHARES       SOLE             925,000
  6 Apple Computer Inc             COM          037833100    36,933   1,135,000 SHARES       SOLE           1,135,000
  7 Aramark Corp                   CL B         038521100    79,809   2,775,000 SHARES       SOLE           2,775,000
  8 Argosy Gaming Co               COM          040228108       235       6,246 SHARES       SOLE               6,246
  9 Bear Stearns Cos Inc           COM          073902108    14,754     175,000 SHARES       SOLE             175,000
 10 Beckman Coulter Inc            COM          075811109     6,100     100,000 SHARES       SOLE             100,000
 11 BJs Wholesale Club Inc         COM          05548J106     1,875      75,000 SHARES       SOLE              75,000
 12 Cerner Corp                    COM          156782104     2,229      50,000 SHARES       SOLE              50,000
 13 Christopher & Banks Co         COM          171046105     1,328      75,000 SHARES       SOLE              75,000
 14 Circuit City Stores Inc        COM          172737108    48,750   3,764,500 SHARES       SOLE           3,764,500
 15 Citigroup Inc                  COM          172967101     4,464      96,000 SHARES       SOLE              96,000
 16 Cooper Tire & Rubbr Co         COM          216831107     4,600     200,000 SHARES       SOLE             200,000
 17 Cost Plus Inc                  COM          221485105     2,434      75,000 SHARES       SOLE              75,000
 18 Dendrite Int'l Inc             COM          248239105     4,645     250,000 SHARES       SOLE             250,000
 19 Diageo PLC                     COM          0237400      94,592   7,000,000 SHARES       SOLE           7,000,000
 20 Electronics Boutique Hldgs C   COM          286045109     1,976      75,000 SHARES       SOLE              75,000
 21 EMI Group PLC                  COM          0044473     101,894  23,000,000 SHARES       SOLE          23,000,000
 22 Fox Entmt Group Inc            CL A         35138T107    28,035   1,050,000 SHARES       SOLE           1,050,000
 23 GameStop Corp                  COM          36466R101     1,522     100,000 SHARES       SOLE             100,000
 24 Gaylord Entmt Co New           COM          367905106    58,856   1,875,000 SHARES       SOLE           1,875,000
 25 Gemstar-TV Guide Intl Inc      COM          36866W106    19,200   4,000,000 SHARES       SOLE           4,000,000
 26 Health Mgt Assoc Inc           COM          421933102     3,363     150,000 SHARES       SOLE             150,000
 27 Heidrick & Struggles Inc       COM          422819102    64,925   2,187,500 SHARES       SOLE           2,187,500
 28 Hilton Group PLC               COM          0500254      29,095   5,800,000 SHARES       SOLE           5,800,000
 29 Hilton Hotels Corp             COM          432848109    16,794     900,000 SHARES       SOLE             900,000
 30 International Game Technology  COM          459902102     7,867     203,800 SHARES       SOLE             203,800
 31 Penney J C Inc                 COM          708160106    15,104     400,000 SHARES       SOLE             400,000
 32 Kellwood Company               COM          488044108     3,266      75,000 SHARES       SOLE              75,000
 33 Kerzner Intl Ltd               COM          P6065Y107    55,747   1,172,130 SHARES       SOLE           1,172,130
 34 Kinder Morgan Inc Kans         COM          49455P101    19,869     335,112 SHARES       SOLE             335,112
 35 Knight Ridder Inc              COM          499040103     3,384      47,000 SHARES       SOLE              47,000
 36 Labranche & Co                 COM          505447102       935     111,100 SHARES       SOLE             111,100
 37 Lamar Advertising Co           CL A         512815101     3,165      73,000 SHARES       SOLE              73,000
 38 Lennar Corp                    CL A         526057104    38,236     855,000 SHARES       SOLE             855,000
 39 Level 3 Communications Inc     COM          52729N100     2,633     750,000 SHARES       SOLE             750,000
 40 Liberty Media Corp New         COM SER A    530718105    33,038   3,675,000 SHARES       SOLE           3,675,000
 41 Marvel Enterprises Inc         COM          57383M108     2,186     112,000 SHARES       SOLE             112,000
 42 Masonite Intl Corp             COM          2699989CA    50,333   1,945,100 SHARES       SOLE           1,945,100
 43 Mattel Inc                     COM          577081102     8,213     450,000 SHARES       SOLE             450,000
 44 MI Devs Inc                    CL A SUB VTG 55304X104    48,465   1,795,000 SHARES       SOLE           1,795,000
 45 Microsoft Corp                 COM          594918104    42,840   1,500,000 SHARES       SOLE           1,500,000
 46 Molson Inc                     CL A         2598581CA    16,430     645,000 SHARES       SOLE             645,000
 47 Movie Gallery Inc              COM          624581104     4,888     250,000 SHARES       SOLE             250,000
 48 Mylan Labs Inc                 COM          628530107     1,013      50,000 SHARES       SOLE              50,000
 49 Navigant Consulting Inc        COM          63935N107     1,072      50,000 SHARES       SOLE              50,000
 50 NDCHealth Corp                 COM          639480102     5,800     250,000 SHARES       SOLE             250,000
 51 Netflix Com Inc                COM          64110L106     6,048     168,000 SHARES       SOLE             168,000
 52 News Corp Ltd                  SP ADR PFD   652487802    25,975     790,000 SHARES       SOLE             790,000
 53 NII Holdings Inc               COM          62913F201    23,246     690,000 SHARES       SOLE             690,000
 54 North Fork Bancorporation NY   COM          659424105    39,907   1,048,798 SHARES       SOLE           1,048,798
 55 Orthodontic Cntrs Amer Inc     COM          68750P103     4,914     600,000 SHARES       SOLE             600,000
 56 PalmOne Inc                    COM          69713P107       246       7,082 SHARES       SOLE               7,082
 57 PalmSource Inc                 COM          697154102        38       2,191 SHARES       SOLE               2,191
 58 PFSWeb Inc                     COM          717098107       372     222,475 SHARES       SOLE             222,475
 59 Pharmaceutical Product Dvlp In COM          717124101     1,589      50,000 SHARES       SOLE              50,000
 60 Pulte Homes Inc                COM          745867101    37,201     715,000 SHARES       SOLE             715,000
 61 Renault SA                     COM          4712798      84,589   1,108,500 SHARES       SOLE           1,108,500
 62 Ross Stores Inc                COM          778296103    27,830   1,040,000 SHARES       SOLE           1,040,000
 63 Shaw Group Inc                 COM          820280105     1,013     100,000 SHARES       SOLE             100,000
 64 Shuffle Master Inc             COM          825549108     7,262     200,000 SHARES       SOLE             200,000
 65 Silicon Valley Bancshares      COM          827064106     1,983      50,000 SHARES       SOLE              50,000
 66 Spectrasite Inc                COM          84761M104    21,610     500,000 SHARES       SOLE             500,000
 67 Stratos International Inc      COM          863100202        18       3,340 SHARES       SOLE               3,340
 68 Sunguard Data Sys Inc          COM          867363103    69,160   2,660,000 SHARES       SOLE           2,660,000
 69 Synopsys Inc                   COM          871607107    29,852   1,050,000 SHARES       SOLE           1,050,000
 70 Time Warner Inc                COM          887317105    25,491   1,450,000 SHARES       SOLE           1,450,000
 71 United Online Inc              COM          911268100     2,413     137,000 SHARES       SOLE             137,000
 72 US Bancorp Del                 COM NEW      902973304    38,981   1,414,406 SHARES       SOLE           1,414,406
 73 Valassis Communications Inc    COM          918866104     3,748     123,000 SHARES       SOLE             123,000
 74 Viacom Inc                     CL B         925524308    31,255     875,000 SHARES       SOLE             875,000
 75 Stewart W P & Co Ltd           COM          G84922106    22,021   1,074,700 SHARES       SOLE           1,074,700
 76 Wal Mart Stores Inc            COM          931142103     4,485      85,000 SHARES       SOLE              85,000
 77 Wellpoint Health Networks New  COM          94973H108    48,232     430,605 SHARES       SOLE             430,605
 78 William Hill PLC               COM          3169889      32,724   3,250,000 SHARES       SOLE           3,250,000
 79 Willis Group Holdings Ltd      SHS          G96655108    58,048   1,550,000 SHARES       SOLE           1,550,000
 80 Winn-Dixie Stores Inc          COM          974280109       360      50,000 SHARES       SOLE              50,000
 81 Yum Brands Inc                 COM          988498101    42,803   1,150,000 SHARES       SOLE           1,150,000

    Total                                                 1,783,792
